Segment Analysis - Additional Information (Detail) Participants in Millions	12 Months Ended
	Dec. 31, 2017 GBP (£) Event County Participants Segments	Dec. 31, 2016 GBP (£)	Dec. 31, 2015 GBP (£)
Disclosure of operating segments [line items]
Number of segments | Segments	4
Number of face to face events conducted | Event	500
Number of countries face to face events conducted | County	30
Number of participant in face to face events | Participants	7
Joint ventures [member]
Disclosure of operating segments [line items]
Profit (loss) from joint ventures	£ 37,000,000	£ 37,000,000	£ 64,000,000
Legal [member] | Joint ventures [member]
Disclosure of operating segments [line items]
Amortisation of acquired intangible assets	0	3,000,000	3,000,000
Profit (loss) from joint ventures	5,000,000	10,000,000	37,000,000
Exhibitions [member] | Joint ventures [member]
Disclosure of operating segments [line items]
Amortisation of acquired intangible assets	1,000,000	1,000,000	1,000,000
Profit (loss) from joint ventures	32,000,000	27,000,000	28,000,000
Risk & business analytics [member] | Joint ventures [member]
Disclosure of operating segments [line items]
Profit (loss) from joint ventures	£ 0	£ 0	£ (1,000,000)